Corporate Structure and Nature of Operations; Plan of Reorganization and Conversion; Basis of Presentation (Details) - USD ($)	Oct. 15, 2020	Oct. 14, 2020	Dec. 31, 2022	Dec. 31, 2021	Oct. 16, 2020
Subsequent Event [Line Items]
Ownership percentage		100.00%
Common stock issued (in shares)			176,172,073	186,305,332	186,758,154
Common stock outstanding (in shares)			176,172,073	186,305,332	186,758,154
Public Offering
Subsequent Event [Line Items]
Shares sold (in shares)		179,287,828
Stock price (in dollars per share)		$ 10.00
Proceeds from gross offering		$ 1,792,878,000
Employee Stock
Subsequent Event [Line Items]
Shares sold (in shares)		14,940,652
Charitable Contribution
Subsequent Event [Line Items]
Shares sold (in shares)	7,470,326